Notes to the consolidated statements of income - Research and development expenses (Details) - EUR (€)	3 Months Ended				6 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2019	Jun. 30, 2018
Disclosure of detailed information about intangible assets [line items]
Research and development expense	€ 41,020,000		€ 37,648,000		€ 74,634,000	€ 69,545,000
Depreciation and amortisation expense	€ (387,001,000)		€ (180,242,000)		(387,001,000)	(355,236,000)
Capitalized development costs
Disclosure of detailed information about intangible assets [line items]
Research and development expense					€ 161,000	€ 369,000
Depreciation and amortisation expense		€ 92,000		€ 369,000